Description of the Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of the Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	80.00%
Employee Benefit Plan Contribution After Tax Maximum Annual Compensation To Total Compensation Percentage	10.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500	$ 23,000
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount Age 50 to 59 and 64 or older	31,000	30,500
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount Age 60 to 63	$ 34,750
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
Employee Benefit Plan Company Base Contribution	2.00%
Employee Benefit Plan Eligible Compensation Maximum Annual Pretax Cash Compensation	$ 350,000	345,000
Employee Benefit Plan Employer Contribution Annual Vesting Percentage	20.00%
EBP, Forfeited Nonvested Account	$ 235,027	101,233
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	3,067,880	3,204,251
Employee Benefit Plan Total Annual Forfeitures	3,201,674	$ 3,271,762
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	500
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Employee Benefit Plan Loan Origination Administrative Fee	$ 75
Maximum
EBP, Description of the Plan [Line Items]
Employee Benefit Plan Vested Account Balance For Payment	7,000
Employee Benefit Plan Account Balance for Payment	1,000
Employee Benefit Plan Account Balance for Rollover	7,000
Minimum
EBP, Description of the Plan [Line Items]
Employee Benefit Plan Account Balance for Rollover	1,000
Employee Benefit Plan Account Balance for Deferred Payment	$ 7,000